April 24, 2008

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER BALANCED FUND

SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 2008

Effective April 24, 2008, the following information supersedes and replaces the information in the fourth paragraph contained in the section in the Fund’s Prospectus entitled “Management.”

David Bowser and Peter Vaream are the co-primary portfolio managers for the fixed-income portion of the Fund’s portfolio. Mr. Bowser has been employed by Dreyfus since July 2006. He is also a Chartered Financial Analyst and Strategist for Investment Grade Credit, and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management Company LLC (Standish Mellon), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Bowser joined Standish Mellon in 2000. Mr. Vaream has been employed by Dreyfus since April 2008. He is also a Senior Portfolio Manager for Active Core Fixed Income Strategies at Standish Mellon. Mr. Vaream joined Standish Mellon in 2007. Prior to joining Standish Mellon, he was a senior member of the fixed income strategy group at MFS Investment Management since1993.

April 24, 2008

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER LIMITED TERM INCOME FUND

SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 2008

Effective April 24, 2008, the following information supersedes and replaces the information in the third and fourth paragraph contained in the section in the Fund’s Prospectus entitled “Management.”

The fund is co-managed by David Bowser and Peter Vaream. Mr. Bowser has been employed by Dreyfus since July 2006. He is also a Chartered Financial Analyst and Strategist for Investment Grade Credit, and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management Company LLC (Standish Mellon), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Bowser joined Standish Mellon in 2000. Mr. Vaream has been employed by Dreyfus since April 2008. He is also a Senior Portfolio Manager for Active Core Fixed Income Strategies at Standish Mellon. Mr. Vaream joined Standish Mellon in 2007. Prior to joining Standish Mellon, he was a senior member of the fixed income strategy group at MFS Investment Management since 1993.

The fund’s Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

April 24, 2008

THE DREYFUS/LAUREL FUNDS, INC.

DREYFUS PREMIER SMALL CAP VALUE FUND

Supplement to Prospectus
dated March 1, 2008

The following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

Effective June 16, 2008, the fund will be re-opened to new investors.

The following information supplements and supersedes any contrary information contained in the fund’s Prospectus and should be read in conjunction with the section of the fund’s Prospectus entitled “Shareholder Guide”:

     The fund currently intends to close to new investors after it reaches $1 billion in total assets. Shareholders of the fund at the time the fund closes (the closing date) may continue to buy shares in existing accounts. Shareholders whose accounts have a zero balance on or after the closing date will be prohibited from reactivating the account or opening a new account. Investors who do not own shares of the fund at the closing date generally will not be allowed to buy shares of the fund, with three exceptions. First, new accounts may be opened by participants in group employer retirement plans (and their successor plans), provided that the plans are approved by Dreyfus and establish the fund as an investment option under the plans by the closing date. Second, new accounts may be opened by discretionary wrap accounts that are approved by Dreyfus and that establish the fund as an investment option under the discretionary wrap accounts before the closing date. Third, new accounts may be opened for the fund’s primary portfolio managers and Board members who do not have existing accounts. Financial institutions maintaining omnibus accounts with the fund will be prohibited from accepting purchase orders from new investors after the closing date. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted after the closing date. The board reserves the right to reopen the fund to new investors after the closing date should circumstances change.

April 24, 2008

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER STRATEGIC INCOME FUND

Supplement to Statement of Additional Information
Dated March 1, 2008

     Effective April 24, 2008, the following information supersedes and replaces any contrary information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     The Fund’s portfolio managers are Kent Wosepka, David Bowser and Peter Vaream , each of whom is employed by Dreyfus and Standish Mellon Asset Management Company LLC (“SMAM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus.

April 24, 2008

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER BALANCED FUND
DREYFUS PREMIER LIMITED TERM INCOME FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2008

     Effective April 24, 2008, the following information suplements and replaces any contrary information contained in the section in the Funds’ Statement of Additional Information entitled “Management Arrangements.”

     John B. Jares, Evan Rothschild, David Bowser and Peter Vaream are portfolio managers for Balanced Fund and David Bowser and Peter Vaream are portfolio managers for Limited Term Income Fund. Messrs. Bowser and Vaream are dual employees of Dreyfus and Standish Mellon Asset Management Company LLC, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

Additional Information about Portfolio Managers

The following table lists the number and types of other accounts advised by Messrs. Bowser and Vaream, as primary portfolio managers, and assets under management in those accounts as of March 31, 2008:

	Registered
	Investment
Portfolio	Company		Pooled	Assets	Other
Manager	Accounts	Assets Managed	Accounts	Managed	Accounts	Assets Managed

David Bowser	7	$1.77 Billion	0	$0	8	$1.51 Billion

Peter Vaream	7	$1.77 Billion	0	$0	8	$1.51 Billion

None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by Messrs. Bowser and Vaream, as primary portfolio managers is as follows as, of March 31, 2008:

Dollar Range of Portfolio
Portfolio Manager	Portfolio Name	Shares Beneficially Owned
David Bowser	Dreyfus Premier Balanced Fund	None
	Dreyfus Premier Limited Term	None
High Yield Fund
Peter Vaream	Dreyfus Premier Balanced Fund	None
	Dreyfus Premier Limited Term	None
High Yield Fund